Commitments and Contingent Liabilities (Details 2) (Futures Contracts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Futures Contracts [Member]
Future contract activity statements of operations location
Net trading revenue	$ (75.8)	$ (63.1)	$ (48.9)